NON-RECOURSE BORROWINGS - Schedule of Borrowings By Currency (Details)
€ in Millions, ₩ in Millions, ₨ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 INR (₨)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 INR (₨)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 COP ($)	Dec. 31, 2022 KRW (₩)
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	$ 205,336									$ 187,544
U.S. dollars
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	112,510									109,555
British pounds
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	13,457	£ 10,571								10,660	£ 8,823
Indian rupees
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	9,930		₨ 826,265							7,653		₨ 632,457
Canadian dollars
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	17,124			$ 22,690						15,938			$ 21,590
European Union euros
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	22,825				€ 20,670					20,316				€ 18,986
Australian dollars
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	10,051					$ 14,755				8,650					$ 12,696
Brazilian reais
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	10,868						R$ 52,606			7,572						R$ 39,500
Colombian pesos
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	3,334							$ 12,914,945		2,524							$ 12,157,354
Korean won
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	2,199								₩ 2,855,358	1,822								₩ 2,296,121
Other [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	$ 3,038									$ 2,854